Intangible Assets, net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Patents	$ 4,195,353	$ 4,195,353	$ 4,195,353
Accumulated amortization	(557,845)	(495,862)	(247,247)
Intangible assets, net	$ 3,637,508	$ 3,699,491	$ 3,948,106